NON-PUBLIC

13FCONP 4/13/04

RECD S.E.C. AUG 1 4 2003 1086

RECEIVED AUG 1 4 2003 OFFICE OF THE SECRETARY

03044245

Form 13F F13063at.txt

Form UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment ( ); Amendment Number: _____
This Amendment (Check only one.): ( ) is a restatement
( ) adds new holdings entries
Institutional Investment Manager Filing this Report:

Name: CREDIT SUISSE FIRST BOSTON, INC.
Address: 11 MADISON AVENUE
NEW YORK, NY 10010

CONFIDENTIAL TREATMENT EXPIRED

Form 13F File Number: 28-2205

The institutional investment manager filing this report and the person by whom
it is signed hereby represent that the person signing the report is authorized
to submit it, that all information contained herein is true, correct and
complete, and that it is understood that all required items, statements,
schdeules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

PROCESSED AUG 02 2004 THOMSON FINANCIAL

Name: Eugene Rosati
Title: Director
Phone: 212-325-4492

Signature, Place, and Date of Signing:

Eugene Rosati New York, New York August 12, 2003
(Signature) (City, State) (Date)

Report Type (Check only one.):

(X) 13F HOLDING REPORT. (Check here if all holdings of this reporting
manager are reported in this report.)

( ) 13F NOTICE. (Check here if no holdings reported are in this report,
and all holdings are reported by other reporting manager(s).)

( ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for
this reporting manager are reported in this report and a portion are reported
by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

	Form 13F File Number	Name
1.	28-2205	CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION*
	Form 13F File Number	Name
2.	28-2205	CREDIT SUISSE FIRST BOSTON LLC**
	Form 13F File Number	Name
3.	28-	
	Form 13F File Number	Name
4.	28-	

* CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION is a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.
** CREDIT SUISSE FIRST BOSTON LLC is also a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 4
Form 13F Information Table Value Total: $80,305 (thousands)

Information requested to be treated confidentially has been filed separately.

List of Other Included Managers:

Provided a numbered list of the name(s) and Form 13F file number(s) of
all institutional investment managers with respect to which this

Provided a numbered list of the name(s) and Form 13F file number(s) o
f
all institutional investment managers with respect to which this repo
rt is
filed, other than the manager filing this report.

	Form 13F File Number	Name
1.	28-	
	Form 13F File Number	Name
2.	28-2205	CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION*
	Form 13F File Number	Name
3.	28-2205	CREDIT SUISSE FIRST BOSTON LLC**
	Form 13F File Number	Name
4.	28-	

* CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION is a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.
** CREDIT SUISSE FIRST BOSTON LLC is also a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.
2

(SEC USE ONLY)

CONFIDENTIAL PROPRIETARY POSITIONS

FORM 13F

Name of Reporting Manager CREDIT SUISSE FIRST BOSTON, INC.

	Item 1: Name of Issuer	Item 2: Title of Class	Item 3: CUSIP Number	Item 4: Fair Market Value	Item 5: Shares or Principal Amount	Item 6: Investment Discretion (a) sole	Item 6: (b) Shared-as defined in Instr.V	Item 6: (c) Shared-other	Item 7: Managers see Instr. V	Item 8: Voting Authority (Shares) (a) Sole	Item 8: (b) Shared	Item 8: (c) None
1	CONCORD EFS INC	COM	206197105	$ 58,880,000	4,000,000		X		3	X		
2	QUINTILES TRANSNATIONAL CORP	COM	748767100	$ 11,659,000	822,814		X		3	X		
3	RIBAPHARM INC	COM	762537108	$ 3,870,000	600,000		X		3	X		
4	WILTEL COMMUNICATNS GROUP IN	COM	972487102	$ 5,896,000	400,000		X		3	X		
	COLUMN TOTALS AGGREGATE TOTALS		$	$ 80,305,000 80,305,000								